Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 232,302,584	$ 222,533,000	$ 278,705,264
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	83,758,430	68,360,231	105,213,451
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	37,117,309	27,545,452	39,641,613
Japan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	9,107,394	11,612,866	17,053,279
Korea [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	26,295,063	30,872,198	25,689,385
USA [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	58,117,650	59,103,051	67,352,671
Europe [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	17,902,262	24,932,099	23,711,284
Others [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 4,476	$ 107,103	$ 43,581